Income and Expenses - Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement In Allowance For Expected Credit Losses Of Contract Assets [Abstract]
Balances at beginning of the years	₱ 55	₱ 92	₱ 70
Provisions	4	32
Reclassification	(14)	(69)	22
Balances at end of the years	₱ 45	₱ 55	₱ 92